Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks	$ 23,325	$ 25,589
Federal funds sold and overnight interest-bearing deposits	39,553	406
Certificates of deposit in other banks	3,460	1,000
Investment in available-for-sale securities	226,542	214,512
Mortgage servicing rights	2,713	2,584
Accrued interest receivable	5,627	5,183
Deposits:
Non-interest bearing demand	245,380	235,975
Savings, interest checking and money market	584,468	468,731
Time deposits	295,964
Accrued interest payable	554	498
Carrying Amount
Assets:
Cash and due from banks	23,325	25,589
Federal funds sold and overnight interest-bearing deposits	39,553	406
Certificates of deposit in other banks	3,460	1,000
Investment in available-for-sale securities	226,542	214,512
Loans, net	1,057,580	964,143
Investment in FHLB stock	6,390	5,149
Mortgage servicing rights	2,713	2,584
Cash surrender value - life insurance	2,484	2,409
Accrued interest receivable	5,627	5,183
Assets, Total	1,367,674	1,220,975
Deposits:
Non-interest bearing demand	245,380	235,975
Savings, interest checking and money market	584,468	468,731
Time deposits	295,964	305,960
Federal funds purchased and securities sold under agreements to repurchase	27,560	31,015
Subordinated notes	49,486	49,486
Other borrowings	121,382	93,392
Accrued interest payable	554	498
Liabilities, Fair Value Disclosure, Total	1,324,794	1,185,057
Fair Value
Assets:
Cash and due from banks	23,325	25,589
Federal funds sold and overnight interest-bearing deposits	39,553	406
Certificates of deposit in other banks	3,460	1,000
Investment in available-for-sale securities	226,542	214,512
Loans, net	1,058,153	959,929
Investment in FHLB stock	6,390	5,149
Mortgage servicing rights	2,713	2,584
Cash surrender value - life insurance	2,484	2,409
Accrued interest receivable	5,627	5,183
Assets, Total	1,368,247	1,216,761
Deposits:
Non-interest bearing demand	245,380	235,975
Savings, interest checking and money market	584,468	468,731
Time deposits	294,778	304,334
Federal funds purchased and securities sold under agreements to repurchase	27,560	31,015
Subordinated notes	39,692	33,712
Other borrowings	121,291	93,209
Accrued interest payable	554	498
Liabilities, Fair Value Disclosure, Total	1,313,723	1,167,474
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	23,325	25,589
Federal funds sold and overnight interest-bearing deposits	39,553	406
Certificates of deposit in other banks	3,460	1,000
Investment in available-for-sale securities	1,980	0
Loans, net	0	0
Investment in FHLB stock	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	5,627	5,183
Assets, Total	73,945	32,178
Deposits:
Non-interest bearing demand	245,380	235,975
Savings, interest checking and money market	584,468	468,731
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	27,560	31,015
Subordinated notes	0	0
Other borrowings	0	0
Accrued interest payable	554	498
Liabilities, Fair Value Disclosure, Total	857,962	736,219
Fair Value | Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Investment in available-for-sale securities	224,562	214,512
Loans, net	0	0
Investment in FHLB stock	6,390	5,149
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,484	2,409
Accrued interest receivable	0	0
Assets, Total	233,436	222,070
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	39,692	33,712
Other borrowings	121,291	93,209
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	160,983	126,921
Fair Value | Net Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Investment in available-for-sale securities	0	0
Loans, net	1,058,153	959,929
Investment in FHLB stock	0	0
Mortgage servicing rights	2,713	2,584
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	1,060,866	962,513
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	294,778	304,334
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Other borrowings	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	$ 294,778	$ 304,334